Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2012 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]
Debt Instrument [Line Items]
Debt instruments Maturity date			Oct. 01, 2016			Oct. 01, 2016		Oct. 01, 2019
Principal Amount	$ 600.0	$ 624.5	$ 472.1		$ 625.0	$ 152.4	$ 200.0	$ 600.0	$ 600.0
Original Issue Discount		(9.5)	(4.5)			(5.0)
Carrying Value		$ 615.0	$ 467.6			$ 147.4		$ 600.0
Debt instrument stated percentage	6.25%			8.75%				6.25%	6.25%